Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Line Items]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of EPWK Holdings Ltd., its subsidiaries and variable interest entities (the “Company”) as of June 30,2025, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ deficit, and cash flows for the year ended June 30, 2025, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and the results of its operations and its cash flows for the year ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).